Assets by contractual maturity	12 Months Ended
Dec. 31, 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [abstract]
Assets by contractual maturity
40 Assets by contractual maturity
Amounts presented in these tables by contractual maturity are the amounts as presented in the statement of financial position and are discounted cash flows. Reference is made to ‘Risk Management – Funding and liquidity risk’.

Assets by contractual maturity
in EUR million
2022	Less than 1 month [1]	1-3 months	3-12 months	1-5 years	Over 5 years	Maturity not applicable	Total
Cash and balances with central banks	87,614						87,614
Loans and advances to banks	28,734	1,633	2,331	2,190	216		35,104
Financial assets at fair value through profit or loss
– Trading assets	15,520	5,399	9,991	13,062	12,900		56,870
– Non-trading derivatives	623	95	592	1,555	1,027		3,893
– Mandatorily at fair value through profit or loss	29,153	10,504	3,753	2,329	901	203	46,844
– Designated as at fair value through profit or loss	287	158	185	2,497	3,031		6,159
Financial assets at fair value through other comprehensive income
– Equity securities						1,887	1,887
– Debt securities	167	420	2,458	12,587	13,463		29,095
– Loans and advances	3	1	7	226	407		643
Securities at amortised cost	1,810	1,719	4,566	24,689	15,376		48,160
Loans and advances to customers	54,431	23,554	54,056	206,662	306,190		644,893
Other assets [2]	7,155	272	1,162	1,065	1,418	4,600	15,671
Total assets	225,499	43,754	79,101	266,862	354,928	6,690	976,834
2021
Cash and balances with central banks	106,520						106,520
Loans and advances to banks	15,163	2,204	3,921	1,937	367		23,592
Financial assets at fair value through profit or loss
– Trading assets	21,055	3,859	8,735	7,922	9,810		51,381
– Non-trading derivatives	240	171	217	421	488		1,536
– Mandatorily at fair value through profit or loss	20,462	12,063	7,487	1,741	770	161	42,684
– Designated as at fair value through profit or loss	96	120	520	2,510	3,109		6,355
Financial assets at fair value through other comprehensive income
– Equity securities						2,457	2,457
– Debt securities	593	518	1,926	11,182	13,121		27,340
– Loans and advances	14	11	173	214	427		838
Securities at amortised cost	1,108	1,217	4,509	24,413	17,072		48,319
Loans and advances to customers	52,269	26,414	53,616	185,836	306,988		625,122
Other assets [2]	3,827	362	1,524	1,185	1,482	4,725	13,106
Total assets	221,345	46,940	82,627	237,360	353,634	7,343	949,250
1Includes assets on demand.
2Includes other financial assets such as assets held for sale, current and deferred tax assets as presented in the consolidated statement of the financial position. Additionally, non-financial assets are included in that position where maturities are not applicable as property and equipment and investments in associates and joint ventures. Due to their nature non-financial assets consist mainly of assets expected to be recovered after more than 12 months.